Document and Entity Information	Jan. 04, 2023
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001929589
Document Type	8-K
Document Period End Date	Jan. 04, 2023
Entity Registrant Name	MariaDB plc
Entity Incorporation State Country Code	L2
Entity File Number	001-41571
Entity Address, Address Line One	699 Veterans Blvd
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	(855)
Local Phone Number	562-7423
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Fair Value Measured at Net Asset Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary Shares, nominal value $0.01 per share
Trading Symbol	MRDB
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	MRDBW
Security Exchange Name	NYSE